Leases (Tables)	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Schedule of associated financial statement
	As of December 31, 2022	As of December 31, 2021

Assets
Operating lease right-of-use assets, net	$27,880	$29,910

Liabilities
Operating lease liabilities, current	$9,634	$8,126
Operating lease liabilities, non-current	$17,507	$21,485

Weighted average remaining lease term (in years)	5.1	5.6
Weighted average discount rate (%)	5.78	5.80

Schedule of operating lease activities
	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020

Operating lease right-of-use assets obtained in exchange for lease liabilities	$9,674	$12,247	$7,526

Operating lease expense
Amortization of right-of-use assets	9,157	7,963	7,248
Interest of lease liabilities	1,656	1,585	1,339
Total	$10,813	$9,548	$8,587

Schedule of maturities of lease liabilities
Lease Liabilities

Twelve months ending December 31,
2023	$9,924
2024	7,017
2025	4,433
2026	3,055
2027	2,071
Thereafter	4,706
Total lease payments	31,206
Less: imputed interest	(4,065)
Total	$27,141